TAXES BASED ON INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Current:
U.S. federal tax	$ 26.4	$ 14.5	$ 1.9
State taxes	(0.1)	(0.2)	0.3
International taxes	92.7	116.0	114.0
Total	119.0	130.3	116.2
Deferred:
U.S. federal tax	6.3	(16.1)	(11.1)
State taxes	0.5	1.9	7.4
International taxes	8.7	(2.6)	11.8
Total	15.5	(16.8)	8.1
Provision for income taxes	$ 134.5	$ 113.5	$ 124.3